Leases (Narrative) (Details)		1 Months Ended		12 Months Ended
	Jan. 01, 2024 ft²	Jul. 31, 2023 ILS (₪) ft² Vehicles	Jul. 31, 2023 USD ($) ft² Vehicles	Dec. 31, 2024 ILS (₪) ft²	Dec. 31, 2024 USD ($) ft²	Dec. 31, 2023 USD ($)
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Subsidiaries lease, area | ft²	380	3,000	3,000	3,000	3,000
Subsidiaries lease, monthly rent			$ 54		$ 35,000
Subsidiaries lease, expiration period	2 years	12 years	12 years
Subsidiaries lease, extention period	3 years	3 years	3 years
Subsidiaries lease, extented useful life	3 years	3 years	3 years
Number of vehicles in operating lease arrangements | Vehicles		18	18
Annual fees			$ 120
Period of vehicles operating lease arrangements		1.75 years	1.75 years
Re-classified to leasehold improvements					$ 64,000	$ 59,000
Minimum [Member]
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Weighted average incremental borrowing				1.00%	1.00%
Maximum [Member]
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Weighted average incremental borrowing				8.47%	8.47%
NIS [Member]
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Subsidiaries lease, monthly rent | ₪		₪ 195		₪ 125
Annual fees | ₪		₪ 437